TAX SITUATION - Additional Information (Details) S/ in Millions, $ in Millions	1 Months Ended				12 Months Ended				24 Months Ended	36 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020
Disclosure of tax situation [Line Items]
Applicable Tax Rate					(29.50%)	(29.50%)	(29.50%)	(29.50%)
Percentage of workers profit sharing					5.00%	5.00%	5.00%	5.00%
Tax rate effect from change in tax rate					23.80%
Average effective tax rate					49.06%	(25.59%)	(27.11%)	(27.11%)
Variation in the income tax expense and the deferred due to increase of the allowance of loan losses					S/ 725.0
Increase of the recognition of a lower deduction in relation to intangible assets					S/ 68.0
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss								S/ 5.3	S/ 26.6
Partially integrated system [Member]
Disclosure of tax situation [Line Items]
Applicable Tax Rate					27.00%	27.00%	27.00%	27.00%
Banco de Crdito del Per
Disclosure of tax situation [Line Items]
Percentage of decrease in net income	15.19%		23.97%	8.17%
Mibanco
Disclosure of tax situation [Line Items]
Percentage of decrease in net income	21.95%	8.73%	11.57%
Peru
Disclosure of tax situation [Line Items]
Applicable Tax Rate					29.50%	29.50%	29.50%	29.50%
Minimum decrease in net income for suspension to be applied (as a percent)					30.00%
Maximum decrease in net income to be multiplied by a factor (as a percent)					30.00%
Factoring rate					0.5846%
Bolivia
Disclosure of tax situation [Line Items]
Applicable Tax Rate					25.00%	25.00%	25.00%	25.00%
Change in percentage of ROE					6.00%	6.00%	6.00%	6.00%
Tax rate effect from change in tax rate										(25.00%)
Average effective tax rate										50.00%
Chile [Member] | Maximum
Disclosure of tax situation [Line Items]
Tax rate effect from change in tax rate					4.00%
Chile [Member] | Minimum
Disclosure of tax situation [Line Items]
Tax rate effect from change in tax rate					35.00%
Colombia
Disclosure of tax situation [Line Items]
Applicable Tax Rate						33.00%	33.00%	33.00%
Surcharge Rate							4.00%	4.00%
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss | $							$ 800.0